PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)

Common Stocks – 39.2% of Net Assets
	Aerospace & Defense – 0.6%
21	Axon Enterprise, Inc.(a)	$3,779
125	Boeing Co. (The)(a)	25,879
36	General Dynamics Corp.	7,299
4	L3Harris Technologies, Inc.	922
30	Moog, Inc., Class A	2,266
58	Raytheon Technologies Corp.	5,154

		45,299

	Air Freight & Logistics – 0.3%
109	Expeditors International of Washington, Inc.	13,435
46	United Parcel Service, Inc., Class B	9,820

		23,255

	Airlines – 0.1%
13	Alaska Air Group, Inc.(a)	687
54	Delta Air Lines, Inc.(a)	2,113
305	JetBlue Airways Corp.(a)	4,279

		7,079

	Auto Components – 0.1%
7	Aptiv PLC(a)	1,210
13	BorgWarner, Inc.	586
206	Dana, Inc.	4,571
27	Visteon Corp.(a)	3,056

		9,423

	Automobiles – 0.6%
114	Ford Motor Co.(a)	1,947
266	General Motors Co.(a)	14,478
23	Tesla, Inc.(a)	25,622
29	Thor Industries, Inc.	2,957

		45,004

	Banks – 2.1%
147	Ameris Bancorp	7,701
134	Bancorp, Inc. (The)(a)	4,094
485	Bank of America Corp.	23,173
142	Cadence Bank	4,121
327	Citigroup, Inc.	22,615
153	Citizens Financial Group, Inc.	7,249
8	Comerica, Inc.	681
69	Cullen/Frost Bankers, Inc.	8,935
52	Fifth Third Bancorp	2,264
249	Fulton Financial Corp.	4,009
292	Huntington Bancshares, Inc.	4,596
126	International Bancshares Corp.	5,342
306	KeyCorp	7,121
27	M&T Bank Corp.	3,972

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
146	People’s United Financial, Inc.	$2,502
54	PNC Financial Services Group, Inc. (The)	11,396
173	Regions Financial Corp.	4,097
179	Truist Financial Corp.	11,361
195	Trustmark Corp.	6,203
91	U.S. Bancorp	5,494
119	Webster Financial Corp.	6,659
313	Wells Fargo & Co.	16,013
52	Wintrust Financial Corp.	4,602

		174,200

	Beverages – 1.0%
132	Coca-Cola Co. (The)	7,441
66	Constellation Brands, Inc., Class A	14,309
656	Keurig Dr Pepper, Inc.	23,675
331	Monster Beverage Corp.(a)	28,135
48	PepsiCo, Inc.	7,757

		81,317

	Biotechnology – 1.2%
38	AbbVie, Inc.	4,357
107	Alnylam Pharmaceuticals, Inc.(a)	17,073
36	Amgen, Inc.	7,451
6	Biogen, Inc.(a)	1,600
85	BioMarin Pharmaceutical, Inc.(a)	6,735
110	CRISPR Therapeutics AG(a)	10,046
19	Ligand Pharmaceuticals, Inc.(a)	2,773
33	Moderna, Inc.(a)	11,392
62	Regeneron Pharmaceuticals, Inc.(a)	39,676

		101,103

	Building Products – 0.3%
20	Carlisle Cos., Inc.	4,458
31	Carrier Global Corp.	1,619
28	Johnson Controls International PLC	2,054
20	Lennox International, Inc.	5,986
61	Owens Corning	5,698
40	Trex Co., Inc.(a)	4,256

		24,071

	Capital Markets – 2.7%
8	Ameriprise Financial, Inc.	2,417
346	Bank of New York Mellon Corp. (The)	20,483
6	BlackRock, Inc.	5,661
418	Charles Schwab Corp. (The)	34,289
11	CME Group, Inc.	2,426
45	FactSet Research Systems, Inc.	19,975
52	Franklin Resources, Inc.	1,637
49	Goldman Sachs Group, Inc. (The)	20,254
110	Intercontinental Exchange, Inc.	15,231
14	Invesco Ltd.	356

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
101	Janus Henderson Group PLC	$4,696
148	KKR & Co., Inc.	11,791
21	Moody’s Corp.	8,487
23	Morgan Stanley	2,364
24	MSCI, Inc.	15,957
49	Northern Trust Corp.	6,029
18	S&P Global, Inc.	8,535
183	SEI Investments Co.	11,536
232	State Street Corp.	22,864
6	T. Rowe Price Group, Inc.	1,301
24	Virtus Investment Partners, Inc.	7,680

		223,969

	Chemicals – 0.5%
134	Dow, Inc.	7,500
18	DuPont de Nemours, Inc.	1,253
7	Ecolab, Inc.	1,556
55	HB Fuller Co.	3,878
39	Innospec, Inc.	3,534
9	International Flavors & Fragrances, Inc.	1,327
33	Linde PLC	10,534
47	Minerals Technologies, Inc.	3,334
8	PPG Industries, Inc.	1,285
9	Sherwin-Williams Co. (The)	2,849
27	Stepan Co.	3,240

		40,290

	Commercial Services & Supplies – 0.2%
28	MSA Safety, Inc.	4,285
7	Republic Services, Inc.	942
41	Tetra Tech, Inc.	7,202
58	Viad Corp.(a)	2,574
10	Waste Management, Inc.	1,602

		16,605

	Communications Equipment – 0.4%
2	Arista Networks, Inc.(a)	819
67	Ciena Corp.(a)	3,637
347	Cisco Systems, Inc.	19,422
6	F5 Networks, Inc.(a)	1,267
37	Lumentum Holdings, Inc.(a)	3,056

		28,201

	Construction & Engineering – 0.1%
127	AECOM(a)	8,683

	Consumer Finance – 1.0%
565	Ally Financial, Inc.	26,973
174	American Express Co.	30,238
173	Capital One Financial Corp.	26,128

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
42	Green Dot Corp., Class A(a)	$1,779

		85,118

	Containers & Packaging – 0.1%
31	Ball Corp.	2,836
31	International Paper Co.	1,540
80	WestRock Co.	3,848

		8,224

	Distributors – 0.0%
25	Genuine Parts Co.	3,278

	Diversified Telecommunication Services – 0.1%
823	Lumen Technologies, Inc.	9,761

	Electric Utilities – 0.3%
81	American Electric Power Co., Inc.	6,861
16	Edison International	1,007
20	Eversource Energy	1,698
37	IDACORP, Inc.	3,860
75	NextEra Energy, Inc.	6,400
31	PPL Corp.	893

		20,719

	Electrical Equipment – 0.6%
14	Acuity Brands, Inc.	2,876
34	Eaton Corp. PLC	5,602
26	Hubbell, Inc.	5,184
238	Plug Power, Inc.(a)	9,108
27	Rockwell Automation, Inc.	8,624
287	Sunrun, Inc.(a)	16,554

		47,948

	Electronic Equipment, Instruments & Components – 0.6%
70	Avnet, Inc.	2,668
4	CDW Corp.	747
72	Cognex Corp.	6,306
16	Coherent, Inc.(a)	4,070
59	Corning, Inc.	2,099
80	Itron, Inc.(a)	6,222
6	Keysight Technologies, Inc.(a)	1,080
14	Littelfuse, Inc.	4,124
14	Rogers Corp.(a)	2,816
85	TE Connectivity Ltd.	12,410
9	Trimble, Inc.(a)	786
157	Vishay Intertechnology, Inc.	3,017

		46,345

	Energy Equipment & Services – 0.3%
541	Archrock, Inc.	4,431
73	Baker Hughes Co.	1,831
161	ChampionX Corp.(a)	4,223

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
418	Schlumberger NV	$13,484

		23,969

	Entertainment – 0.8%
60	Electronic Arts, Inc.	8,415
34	Netflix, Inc.(a)	23,470
197	Walt Disney Co. (The)(a)	33,307

		65,192

	Food & Staples Retailing – 0.2%
55	BJ’s Wholesale Club Holdings, Inc.(a)	3,214
2	Costco Wholesale Corp.	983
48	Kroger Co. (The)	1,921
172	SpartanNash Co.	3,980
90	Sysco Corp.	6,921
41	Walgreens Boots Alliance, Inc.	1,928

		18,947

	Food Products – 0.3%
46	Campbell Soup Co.	1,838
12	Conagra Brands, Inc.	386
68	Darling Ingredients, Inc.(a)	5,747
34	General Mills, Inc.	2,101
73	Hain Celestial Group, Inc. (The)(a)	3,276
46	Hormel Foods Corp.	1,947
37	Ingredion, Inc.	3,523
9	J.M. Smucker Co. (The)	1,106
20	Kellogg Co.	1,226
12	McCormick & Co., Inc.	963
32	Mondelez International, Inc., Class A	1,944

		24,057

	Gas Utilities – 0.1%
75	New Jersey Resources Corp.	2,836
43	ONE Gas, Inc.	2,894
83	South Jersey Industries, Inc.	1,889
91	UGI Corp.	3,950

		11,569

	Health Care Equipment & Supplies – 0.8%
1	Align Technology, Inc.(a)	624
20	Baxter International, Inc.	1,579
8	Becton Dickinson & Co.	1,917
4	Cooper Cos., Inc. (The)	1,668
18	Danaher Corp.	5,612
11	DENTSPLY SIRONA, Inc.	629
2	DexCom, Inc.(a)	1,246
24	Edwards Lifesciences Corp.(a)	2,876
40	Globus Medical, Inc., Class A(a)	3,087
28	Haemonetics Corp.(a)	1,924
37	Hill-Rom Holdings, Inc.	5,731

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
16	Hologic, Inc.(a)	$1,173
24	Intuitive Surgical, Inc.(a)	8,667
92	Meridian Bioscience, Inc.(a)	1,730
30	Merit Medical Systems, Inc.(a)	2,018
20	Penumbra, Inc.(a)	5,531
13	Quidel Corp.(a)	1,726
18	STAAR Surgical Co.(a)	2,132
67	STERIS PLC	15,661
9	Stryker Corp.	2,395

		67,926

	Health Care Providers & Services – 1.3%
18	Amedisys, Inc.(a)	3,048
1	Anthem, Inc.	435
57	Centene Corp.(a)	4,061
9	Chemed Corp.	4,340
137	CVS Health Corp.	12,231
38	DaVita, Inc.(a)	3,923
36	Encompass Health Corp.	2,288
157	HCA Healthcare, Inc.	39,322
19	Henry Schein, Inc.(a)	1,451
47	Humana, Inc.	21,769
14	Laboratory Corp. of America Holdings(a)	4,018
148	MEDNAX, Inc.(a)	4,030
67	Patterson Cos., Inc.	2,095
23	Quest Diagnostics, Inc.	3,376
100	Select Medical Holdings Corp.	3,322

		109,709

	Health Care Technology – 0.1%
235	Allscripts Healthcare Solutions, Inc.(a)	3,238
100	Cerner Corp.	7,429

		10,667

	Hotels, Restaurants & Leisure – 1.2%
10	Booking Holdings, Inc.(a)	24,208
8	Expedia Group, Inc.(a)	1,315
115	Hilton Worldwide Holdings, Inc.(a)	16,554
44	Jack in the Box, Inc.	4,354
14	McDonald’s Corp.	3,438
49	Shake Shack, Inc., Class A(a)	3,389
71	Six Flags Entertainment Corp.(a)	2,920
191	Starbucks Corp.	20,259
143	Wendy’s Co. (The)	3,189
185	Yum China Holdings, Inc.	10,560
71	Yum! Brands, Inc.	8,871

		99,057

	Household Durables – 0.2%
114	KB Home	4,577
86	Meritage Homes Corp.(a)	9,349

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
154	Taylor Morrison Home Corp.(a)	$4,702

		18,628

	Household Products – 0.3%
4	Clorox Co. (The)	652
247	Colgate-Palmolive Co.	18,819
63	Kimberly-Clark Corp.	8,158

		27,629

	Independent Power & Renewable Electricity Producers – 0.2%
70	AES Corp. (The)	1,759
122	NextEra Energy Partners LP	10,529
98	Sunnova Energy International, Inc.(a)	4,367

		16,655

	Industrial Conglomerates – 0.2%
19	3M Co.	3,395
113	General Electric Co.	11,850
5	Honeywell International, Inc.	1,093

		16,338

	Insurance – 1.1%
21	Aflac, Inc.	1,127
25	Allstate Corp. (The)	3,092
339	American International Group, Inc.	20,031
44	Chubb Ltd.	8,597
66	First American Financial Corp.	4,827
25	Hanover Insurance Group, Inc. (The)	3,150
206	Hartford Financial Services Group, Inc. (The)	15,023
12	Lincoln National Corp.	866
31	Marsh & McLennan Cos., Inc.	5,171
15	MetLife, Inc.	942
40	Prudential Financial, Inc.	4,402
166	Reinsurance Group of America, Inc.	19,601
20	Travelers Cos., Inc. (The)	3,218

		90,047

	Interactive Media & Services – 1.7%
8	Alphabet, Inc., Class A(a)	23,687
19	Alphabet, Inc., Class C(a)	56,343
185	Meta Platforms, Inc., Class A(a)	59,861
15	Twitter, Inc.(a)	803

		140,694

	Internet & Direct Marketing Retail – 1.3%
147	Alibaba Group Holding Ltd., Sponsored ADR(a)	24,246
15	Amazon.com, Inc.(a)	50,586
375	eBay, Inc.	28,770
431	Qurate Retail, Inc., Class A	4,500

		108,102

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 1.8%
101	Automatic Data Processing, Inc.	$22,674
33	Cognizant Technology Solutions Corp., Class A	2,577
413	DXC Technology Co.(a)	13,451
141	Fiserv, Inc.(a)	13,887
72	Gartner, Inc.(a)	23,898
26	International Business Machines Corp.	3,253
62	MasterCard, Inc., Class A	20,802
26	Paychex, Inc.	3,205
9	VeriSign, Inc.(a)	2,004
192	Visa, Inc., Class A	40,660
19	WEX, Inc.(a)	2,844

		149,255

	Leisure Products – 0.0%
87	Callaway Golf Co.(a)	2,353

	Life Sciences Tools & Services – 0.5%
20	Agilent Technologies, Inc.	3,150
39	Illumina, Inc.(a)	16,187
79	NeoGenomics, Inc.(a)	3,634
36	Repligen Corp.(a)	10,458
8	Thermo Fisher Scientific, Inc.	5,065
4	Waters Corp.(a)	1,470

		39,964

	Machinery – 1.1%
48	AGCO Corp.	5,866
35	Caterpillar, Inc.	7,140
27	Chart Industries, Inc.(a)	4,793
37	Cummins, Inc.	8,874
67	Deere & Co.	22,935
18	Illinois Tool Works, Inc.	4,102
64	ITT, Inc.	6,020
80	Kennametal, Inc.	3,180
50	Oshkosh Corp.	5,350
15	Otis Worldwide Corp.	1,205
67	PACCAR, Inc.	6,005
10	Parker-Hannifin Corp.	2,966
63	Terex Corp.	2,822
55	Toro Co. (The)	5,251

		86,509

	Media – 1.1%
3	Cable One, Inc.	5,134
33	Charter Communications, Inc., Class A(a)	22,271
503	Comcast Corp., Class A	25,869
269	Discovery, Inc., Series A(a)	6,305
17	Discovery, Inc., Series C(a)	384
185	Interpublic Group of Cos., Inc. (The)	6,765
69	New York Times Co. (The), Class A	3,767
431	News Corp., Class A	9,870

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
94	Omnicom Group, Inc.	$6,400

		86,765

	Metals & Mining – 0.3%
203	Cleveland-Cliffs, Inc.(a)	4,894
115	Commercial Metals Co.	3,701
11	Nucor Corp.	1,228
49	Reliance Steel & Aluminum Co.	7,162
32	Royal Gold, Inc.	3,169

		20,154

	Multi-Utilities – 0.1%
47	Consolidated Edison, Inc.	3,544
19	DTE Energy Co.	2,154
13	Sempra Energy	1,659
15	WEC Energy Group, Inc.	1,351

		8,708

	Multiline Retail – 0.3%
292	Macy’s, Inc.	7,729
47	Target Corp.	12,202

		19,931

	Oil, Gas & Consumable Fuels – 1.3%
427	Antero Midstream Corp.	4,543
640	APA Corp.	16,775
268	ConocoPhillips	19,963
57	Devon Energy Corp.	2,285
116	Diamondback Energy, Inc.	12,434
59	DTE Midstream LLC(a)	2,830
273	EOG Resources, Inc.	25,242
118	EQT Corp.(a)	2,349
123	Kinder Morgan, Inc.	2,060
206	Marathon Oil Corp.	3,362
49	ONEOK, Inc.	3,117
119	Range Resources Corp.(a)	2,775
426	Southwestern Energy Co.(a)	2,079
35	Valero Energy Corp.	2,707
76	World Fuel Services Corp.	2,320

		104,841

	Paper & Forest Products – 0.1%
84	Louisiana-Pacific Corp.	4,950
2	Sylvamo Corp.(a)	56

		5,006

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	973

	Pharmaceuticals – 0.9%
219	Bristol-Myers Squibb Co.	12,790
9	Eli Lilly & Co.	2,293

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
27	Jazz Pharmaceuticals PLC(a)	$3,592
62	Merck & Co., Inc.	5,459
204	Novartis AG, Sponsored ADR	16,883
76	Novo Nordisk A/S, Sponsored ADR	8,370
125	Pfizer, Inc.	5,468
354	Roche Holding AG, Sponsored ADR	17,109
124	Viatris, Inc.	1,655
12	Zoetis, Inc.	2,594

		76,213

	Professional Services – 0.2%
51	Exponent, Inc.	5,855
8	IHS Markit Ltd.	1,046
19	Insperity, Inc.	2,375
52	Korn Ferry	4,015
31	ManpowerGroup, Inc.	2,996
22	Nielsen Holdings PLC	445

		16,732

	Real Estate Management & Development – 0.2%
99	CBRE Group, Inc., Class A(a)	10,304
26	Jones Lang LaSalle, Inc.(a)	6,714

		17,018

	REITs - Apartments – 0.2%
92	American Campus Communities, Inc.	4,942
6	AvalonBay Communities, Inc.	1,420
62	Camden Property Trust	10,112
35	Equity Residential	3,024

		19,498

	REITs - Diversified – 0.3%
24	American Tower Corp.	6,767
22	Crown Castle International Corp.	3,967
45	CyrusOne, Inc.	3,691
10	Digital Realty Trust, Inc.	1,578
3	Equinix, Inc.	2,511
73	Weyerhaeuser Co.	2,608

		21,122

	REITs - Health Care – 0.1%
22	Ventas, Inc.	1,174
30	Welltower, Inc.	2,412

		3,586

	REITs - Hotels – 0.0%
79	Host Hotels & Resorts, Inc.(a)	1,330

	REITs - Mortgage – 0.1%
161	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,724

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Office Property – 0.2%
7	Boston Properties, Inc.	$795
139	Corporate Office Properties Trust	3,770
157	Douglas Emmett, Inc.	5,131
210	Easterly Government Properties, Inc.	4,416
70	Kilroy Realty Corp.	4,717

		18,829

	REITs - Regional Malls – 0.0%
162	Macerich Co. (The)	2,931

	REITs - Shopping Centers – 0.1%
375	Brixmor Property Group, Inc.	8,790

	REITs - Storage – 0.0%
19	Iron Mountain, Inc.	867

	REITs - Warehouse/Industrials – 0.1%
41	ProLogis, Inc.	5,943

	Road & Rail – 0.2%
78	CSX Corp.	2,821
2	Kansas City Southern	620
22	Norfolk Southern Corp.	6,447
41	Ryder System, Inc.	3,483
19	Union Pacific Corp.	4,587

		17,958

	Semiconductors & Semiconductor Equipment – 2.2%
34	Advanced Micro Devices, Inc.(a)	4,088
8	Analog Devices, Inc.	1,388
26	Applied Materials, Inc.	3,553
53	Cirrus Logic, Inc.(a)	4,283
27	Enphase Energy, Inc.(a)	6,254
116	First Solar, Inc.(a)	13,872
70	Ichor Holdings Ltd.(a)	3,060
127	Intel Corp.	6,223
4	Lam Research Corp.	2,254
55	Micron Technology, Inc.	3,801
316	NVIDIA Corp.	80,792
4	NXP Semiconductors NV	803
146	QUALCOMM, Inc.	19,424
41	Silicon Laboratories, Inc.(a)	7,739
11	SolarEdge Technologies, Inc.(a)	3,902
56	Texas Instruments, Inc.	10,499
22	Universal Display Corp.	4,030
39	Wolfspeed, Inc.(a)	4,684

		180,649

	Software – 3.2%
12	Adobe, Inc.(a)	7,804
116	Autodesk, Inc.(a)	36,843
31	Blackbaud, Inc.(a)	2,201

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
51	Bottomline Technologies, Inc.(a)	$2,361
8	Citrix Systems, Inc.	758
62	CommVault Systems, Inc.(a)	3,813
14	Fair Isaac Corp.(a)	5,575
142	Microsoft Corp.	47,090
88	NCR Corp.(a)	3,480
445	NortonLifeLock, Inc.	11,325
530	Oracle Corp.	50,848
26	Paylocity Holding Corp.(a)	7,934
28	Qualys, Inc.(a)	3,485
105	salesforce.com, Inc.(a)	31,467
44	SPS Commerce, Inc.(a)	6,720
125	Workday, Inc., Class A(a)	36,248

		257,952

	Specialty Retail – 0.7%
93	American Eagle Outfitters, Inc.	2,208
34	Asbury Automotive Group, Inc.(a)	6,654
1	AutoZone, Inc.(a)	1,785
23	Best Buy Co., Inc.	2,811
42	Boot Barn Holdings, Inc.(a)	4,389
17	Five Below, Inc.(a)	3,354
15	GameStop Corp., Class A(a)	2,753
12	Home Depot, Inc. (The)	4,461
21	Lithia Motors, Inc.	6,704
53	Lowe’s Cos., Inc.	12,392
33	Monro, Inc.	2,038
12	TJX Cos., Inc. (The)	786
10	Tractor Supply Co.	2,172
4	Ulta Beauty, Inc.(a)	1,469
34	Williams-Sonoma, Inc.	6,315

		60,291

	Technology Hardware, Storage & Peripherals – 0.2%
132	Hewlett Packard Enterprise Co.	1,934
165	HP, Inc.	5,004
69	Seagate Technology Holdings PLC	6,146

		13,084

	Textiles, Apparel & Luxury Goods – 0.4%
21	Deckers Outdoor Corp.(a)	8,301
625	Under Armour, Inc., Class A(a)	13,725
140	VF Corp.	10,203
81	Wolverine World Wide, Inc.	2,687

		34,916

	Thrifts & Mortgage Finance – 0.1%
115	Mr. Cooper Group, Inc.(a)	5,042

	Trading Companies & Distributors – 0.0%
26	GATX Corp.	2,466

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.1%
26	American Water Works Co., Inc.	$4,529
85	Essential Utilities, Inc.	4,001

		8,530

	Wireless Telecommunication Services – 0.1%
68	Shenandoah Telecommunications Co.	1,879
54	T-Mobile US, Inc.(a)	6,212

		8,091

	Total Common Stocks (Identified Cost $2,583,607)	3,215,099

Principal Amount

Bonds and Notes – 17.2%
	Automotive – 0.2%
$ 12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,249
4,000	Lear Corp., 4.250%, 5/15/2029	4,463

		17,712

	Banking – 2.0%
12,000	American Express Co., 3.700%, 8/03/2023	12,611
10,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	10,610
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	8,443
11,000	Citigroup, Inc., 4.600%, 3/09/2026	12,269
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,047
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	11,806
12,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,580
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	13,433
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	8,670
6,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,870
13,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	13,658
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,250
6,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,335
9,000	State Street Corp., 2.400%, 1/24/2030	9,246
13,000	Truist Bank, 3.200%, 4/01/2024	13,699

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 13,000	Westpac Banking Corp., 2.350%, 2/19/2025	$13,508

		165,035

	Brokerage – 0.3%
13,000	BlackRock, Inc., 2.400%, 4/30/2030	13,418
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	14,019

		27,437

	Chemicals – 0.1%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	5,174

	Construction Machinery – 0.2%
14,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	14,031

	Consumer Cyclical Services – 0.1%
11,000	eBay, Inc., 3.800%, 3/09/2022	11,099

	Diversified Manufacturing – 0.2%
13,000	3M Co., 3.050%, 4/15/2030	14,004

	Electric – 0.9%
12,000	Duke Energy Corp., 3.750%, 4/15/2024	12,715
14,000	Entergy Corp., 0.900%, 9/15/2025	13,643
8,000	Exelon Corp., 4.050%, 4/15/2030	9,006
14,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	13,982
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,536
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,507
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,745

		72,134

	Environmental – 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	7,486
3,000	Waste Management, Inc., 2.950%, 6/01/2041	3,109

		10,595

	Finance Companies – 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	8,320

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Financial Other – 0.2%
$ 13,000	ORIX Corp., 2.900%, 7/18/2022	$13,194

	Food & Beverage – 0.5%
14,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	13,937
12,000	General Mills, Inc., 4.000%, 4/17/2025	13,044
13,000	Mondelez International, Inc., 2.750%, 4/13/2030	13,541

		40,522

	Government Owned - No Guarantee – 0.3%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,316

	Health Insurance – 0.3%
12,000	Anthem, Inc., 4.101%, 3/01/2028	13,508
9,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	12,387

		25,895

	Healthcare – 0.3%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,296
5,000	CVS Health Corp., 4.300%, 3/25/2028	5,661
8,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,275
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,382

		28,614

	Independent Energy – 0.2%
13,000	EQT Corp., 3.000%, 10/01/2022	13,133

	Integrated Energy – 0.5%
11,000	BP Capital Markets PLC, 3.814%, 2/10/2024	11,713
13,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,742
9,000	Shell International Finance BV, 6.375%, 12/15/2038	13,328

		38,783

	Life Insurance – 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,742
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,336

		8,078

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Media Entertainment – 0.1%
$ 7,000	ViacomCBS, Inc., 4.750%, 5/15/2025	$7,767

	Midstream – 0.1%
11,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	11,666

	Mortgage Related – 3.7%
5,783	FHLMC, 3.500%, 8/01/2049	6,103
95,941	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	95,997
94,520	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	97,145
77,953	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	81,453
13,794	FNMA, 3.500%, with various maturities in 2049(b)	14,561
3,473	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	3,713
4,117	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	4,453

		303,425

	Natural Gas – 0.2%
14,000	NiSource, Inc., 0.950%, 8/15/2025	13,727

	Pharmaceuticals – 0.6%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	12,866
11,000	Amgen, Inc., 2.650%, 5/11/2022	11,114
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,920
14,000	Johnson & Johnson, 1.300%, 9/01/2030	13,413
5,000	Viatris, Inc., 3.850%, 6/22/2040	5,355

		48,668

	Property & Casualty Insurance – 0.2%
12,000	American International Group, Inc., 3.400%, 6/30/2030	12,996
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,195

		16,191

	Railroads – 0.1%
12,000	CSX Corp., 2.600%, 11/01/2026	12,663

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	REITs - Apartments – 0.1%
$ 8,000	Essex Portfolio LP, 3.000%, 1/15/2030	$8,388

	REITs - Health Care – 0.1%
7,000	Welltower, Inc., 2.800%, 6/01/2031	7,188

	REITs - Office Property – 0.1%
7,000	Boston Properties LP, 2.750%, 10/01/2026	7,316

	REITs - Single Tenant – 0.1%
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,961
3,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	3,231

		6,192

	Restaurants – 0.2%
13,000	Starbucks Corp., 2.250%, 3/12/2030	13,052

	Retailers – 0.1%
6,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,058

	Technology – 1.1%
12,000	Apple, Inc., 2.500%, 2/09/2025	12,535
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,966
8,000	Broadcom, Inc., 4.110%, 9/15/2028	8,819
7,000	HP, Inc., 3.000%, 6/17/2027	7,398
6,000	Intel Corp., 2.450%, 11/15/2029	6,189
12,000	International Business Machines Corp., 4.000%, 6/20/2042	13,842
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,374
11,000	Oracle Corp., 2.950%, 5/15/2025	11,579
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,240
12,000	VMware, Inc., 2.950%, 8/21/2022	12,201

		94,143

	Treasuries – 3.2%
13,000	U.S. Treasury Bond, 2.250%, 5/15/2041	13,569
12,000	U.S. Treasury Bond, 2.500%, 5/15/2046	13,227

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Treasuries – continued
$ 30,000	U.S. Treasury Bond, 2.875%, 11/15/2046	$35,509
30,000	U.S. Treasury Bond, 3.000%, 5/15/2045	35,809
17,000	U.S. Treasury Bond, 3.000%, 2/15/2048	20,696
29,000	U.S. Treasury Bond, 3.000%, 2/15/2049	35,532
50,000	U.S. Treasury Note, 0.375%, 11/30/2025	48,613
58,000	U.S. Treasury Note, 2.125%, 12/31/2022	59,271

		262,226

	Utility Other – 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,500

	Wireless – 0.2%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	15,081

	Wirelines – 0.3%
6,000	AT&T, Inc., 3.650%, 6/01/2051	6,241
4,000	AT&T, Inc., 5.250%, 3/01/2037	4,968
12,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	12,265

		23,474

	Total Bonds and Notes (Identified Cost $1,425,519)	1,408,801

Shares

Exchange-Traded Funds – 5.7%
5,756	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $413,322)	465,948

Mutual Funds – 7.8%
11,467	WCM Focused Emerging Markets Fund, Institutional Class	236,572
14,046	WCM Focused International Growth Fund, Institutional Class	406,084

	Total Mutual Funds (Identified Cost $551,482)	642,656

Affiliated Mutual Funds – 27.6%
39,318	Loomis Sayles Inflation Protected Securities Fund, Class N	473,781
57,797	Loomis Sayles Limited Term Government and Agency Fund, Class N	657,730
63,382	Mirova Global Green Bond Fund, Class N	659,806
31,177	Mirova International Sustainable Equity Fund, Class N	471,389

	Total Affiliated Mutual Funds (Identified Cost $2,235,535)	2,262,706

Principal Amount	Description	Value (†)

Short-Term Investments – 3.0%
$ 242,380	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $242,380 on 11/01/2021 collateralized by $198,100 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $247,664 including accrued interest(d) (Identified Cost $242,380)	$242,380

	Total Investments – 100.5% (Identified Cost $7,451,845)	8,237,590
	Other assets less liabilities – (0.5)%	(38,917)

	Net Assets – 100.0%	$8,198,673

(†)    Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Non-income producing security.

(b)    The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c) Variable rate security. Rate as of October 31, 2021 is disclosed.

(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $10,636 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$386,121	$249,339	$163,678	$19,056	$(17,057)	$473,781	$18,621
Loomis Sayles Limited Term Government and Agency Fund, Class N	557,438	333,392	223,452	1,365	(11,013)	657,730	4,614
Mirova Global Green Bond Fund, Class N	555,694	348,720	223,591	3,822	(24,839)	659,806	8,167
Mirova International Sustainable Equity Fund, Class N	385,086	195,231	153,110	33,353	10,829	471,389	4,794

	$1,884,339	$1,126,682	$763,831	$57,596	$(42,080)	$2,262,706	$36,196

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,215,099	$—	$—	$3,215,099
Bonds and Notes*	—	1,408,801	—	1,408,801
Exchange-Traded Funds	465,948	—	—	465,948
Mutual Funds	642,656	—	—	642,656
Affiliated Mutual Funds	2,262,706	—	—	2,262,706
Short-Term Investments	—	242,380	—	242,380

Total	$6,586,409	$1,651,181	$—	$8,237,590

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	58.5%
Fixed Income	39.0
Short-Term Investments	3.0

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%